Expense Example, No Redemption {- Fidelity Short-Term Bond Fund} - 08.31 Fidelity Short-Term Bond Fund AMCIZ PRO-12 - Fidelity Short-Term Bond Fund	Oct. 30, 2021 USD ($)
Fidelity Advisor Short-Term Bond Fund: Class A
Expense Example, No Redemption:
1 Year	$ 215
3 Years	355
5 Years	507
10 Years	948
Fidelity Advisor Short-Term Bond Fund: Class M
Expense Example, No Redemption:
1 Year	215
3 Years	355
5 Years	507
10 Years	948
Fidelity Advisor Short-Term Bond Fund: Class C
Expense Example, No Redemption:
1 Year	154
3 Years	477
5 Years	824
10 Years	1,569
Fidelity Advisor Short-Term Bond Fund: Class I
Expense Example, No Redemption:
1 Year	51
3 Years	160
5 Years	280
10 Years	628
Fidelity Advisor Short-Term Bond Fund: Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
5 Years	219
10 Years	$ 500